Derivative and Other Fair Value Instruments (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	$ (11,772)	$ (143,768)	$ (65,894)
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(14,678)	(4,343)	(3,338)
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income	0	(170)	0
Forward Starting Swaps/Treasury Locks [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative	(11,772)	(145,090)	(68,149)
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income	(14,678)	(4,343)	(3,338)
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income	0	(170)	0
Development Interest Rate Swaps/Caps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Effective Portion - Amount of Gain/ (Loss) Recognized in OCI on Derivative		1,322	2,255
Effective Portion - Amount of Gain/ (Loss) Reclassified from Accumulated OCI into Income			0
Ineffective Portion - Amount of Gain/ (Loss) Reclassifed from Accumulated OCI into Income		$ 0	$ 0